Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 31, 2012
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Mid Cap Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		156.98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.98%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid cap companies. The fund currently considers mid cap companies to be those companies with market capitalizations, at the time of purchase, that are within the market capitalization range of companies comprising the Russell Midcap® Index as of the index's most recent reconstitution date, which was May 31, 2012. As of that date, the market capitalization range of companies comprising the Russell Midcap
Index was between approximately $1.4 billion and $17.4 billion, and the weighted average and median market capitalizations of the Russell Midcap Index were approximately $8.1 billion and $4.1 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser and an unaffiliated sub-investment adviser that invest primarily in equity securities issued by mid cap companies. The fund is designed to provide exposure to various mid cap equity portfolio managers and investment strategies and styles. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The investment adviser determines the investment strategies and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by the fund's investment adviser or an unaffiliated sub-investment adviser, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy                  Target   Range
Mid Cap Tax-Sensitive Core Strategy   45%   0% to 60%
Opportunistic Mid Cap Value Strategy  20%   0% to 35%
Mid Cap Growth Strategy               15%   0% to 35%
Robeco Mid Cap Value Strategy         20%   0% to 35%

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth
Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an
affiliate of the fund's investment adviser, and the Robeco Mid Cap Value
Strategy is employed by an unaffiliated sub-investment adviser, namely, Robeco
Investment Management, Inc. (Robeco).

The portion of the fund's assets allocated to the Mid Cap Tax-Sensitive Core
Strategy normally is invested primarily in equity securities of mid cap companies included in the Russell Midcap Index. In selecting securities for the
Mid Cap Tax-Sensitive Core Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the Russell
Midcap Index. The Mid Cap Tax-Sensitive Core Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Mid Cap
Tax-Sensitive Core Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the
Russell Midcap Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the Mid Cap
Tax-Sensitive Core Strategy may realize capital losses to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Opportunistic Mid Cap Value
Strategy normally is invested primarily in equity securities of mid cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated fundamental prospects present in the marketplace. For this portion of its portfolio, the fund generally seeks exposure to stocks and sectors that the portfolio managers perceive to be attractive from a valuation and fundamental standpoint.

The portion of the fund's assets allocated to the Mid Cap Growth Strategy normally is invested primarily in equity securities of mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers use a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The portfolio managers use a consistent, bottom-up approach which emphasizes individual stock selection. The portion of the fund's assets allocated to the Mid Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.

Robeco is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy. The portion of the fund's assets allocated to the Robeco Mid Cap Value Strategy normally is invested in a diversified portfolio of mid cap stocks identified by Robeco as having value characteristics. Robeco employs a fundamental bottom-up, disciplined value investment process. Valuation, fundamentals and momentum are analyzed using
		a bottom-up blend of qualitative and quantitative inputs.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

o Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower
		the fund's after-tax performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell Midcap®
Index and the Standard & Poor's® MidCap 400 Index (S&P MidCap 400), each an unmanaged index designed to measure the performance of the mid cap segment of the U.S. stock market. The fund changed its primary benchmark, effective as of
August 20, 2012, to the Russell Midcap Index, from the S&P MidCap 400, because the Russell Midcap Index is more reflective of the manner in which the fund's assets may be allocated, based on changes to the fund's investment strategy which took effect as of the same date. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell Midcap Value Index and the Russell Midcap Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests. These indices also are unmanaged indices that are designed to measure the performance of the mid cap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012. Prior to that date, the fund generally had a single primary portfolio manager and investment strategy -- selecting stocks of mid cap domestic companies through a disciplined investment process that combined computer modeling techniques, fundamental analysis and risk management. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 20, 2012 reflects
		the fund's investment strategy in effect prior to that date.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Russell Midcap Value Index, Russell Midcap Growth Index, S&P MidCap 400
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the fund's Class M shares from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3, 2009: 17.89% Worst Quarter Q4, 2008: -24.86% The year-to-date total return of the fund's Class M shares as of 9/30/12 was 9.92%.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund changed its primary benchmark, effective as of August 20, 2012, to the Russell Midcap Index, from the S&P MidCap 400, because the Russell Midcap Index is more reflective of the manner in which the fund's assets may be allocated, based on changes to the fund's investment strategy which took effect as of the same date.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.99%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | S&P MidCap 400
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	7.04%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Class M
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	(19.19%)
Annual Return 2003	rr_AnnualReturn2003	32.27%
Annual Return 2004	rr_AnnualReturn2004	17.26%
Annual Return 2005	rr_AnnualReturn2005	15.25%
Annual Return 2006	rr_AnnualReturn2006	10.95%
Annual Return 2007	rr_AnnualReturn2007	14.60%
Annual Return 2008	rr_AnnualReturn2008	(40.28%)
Annual Return 2009	rr_AnnualReturn2009	32.08%
Annual Return 2010	rr_AnnualReturn2010	28.44%
Annual Return 2011	rr_AnnualReturn2011	(8.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.85%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	5.43%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Class M | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	4.47%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Class M | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	(5.14%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	4.64%
BNY Mellon Mid Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Mid Cap Multi-Strategy Fund | Investor
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.08%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	5.15%